[redacted]

13003440

1-36138

NASDAQ
THE NASDAQ OMX GROUP

Lisa Roberts
Vice President
Listing Qualifications

Certnas

Received SEC
OCT 16 2013
Washington, DC 20549

By Electronic Mail

October 16, 2013

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on October 15, 2013 The Nasdaq Stock Market (the "Exchange") received from Advaxis, Inc. (the "Registrant") a copy of the Registrant's application on 8A 12(b) for the registration of the following securities:

Common stock, par value $0.001 per share ("Common Stock")
Warrants to purchase Common Stock

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

L. Roberts